Operating Segment and Revenue Information - Schedule of Revenue by Type of Good or Service (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 4,027,478	¥ 3,569,006	¥ 3,197,812
Sales of pharmaceutical products
Disclosure of products and services [line items]
Revenue from contracts with customers	3,922,280	3,295,723	3,105,376
Out-licensing and service income
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 105,198	¥ 273,283	¥ 92,436